Financial Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2017
Financial Expenses (Income), Net [Abstract]
Schedule of financial expenses (income), net
	Year ended December 31,
	2017	2016	2015

Financial income:
Change in fair value of warrants and capital note presented at fair value	$(491,884)	$(25,936)	$(19,278)

Financial expenses:
Interest and accretion back in connection with convertible loans	282,015	-	-
Beneficial conversion feature related to bridge financing notes	-	74,160	-
Foreign exchange loss, net	127,328	17,982	8,111
Other	18,763	14,430	10,073

	$(63,778)	$80,636	$(1,094)